Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at U.S. federal statutory rate					$ 22,043	$ 5,646	$ 4,340
State and local income taxes, net of federal income tax benefit					3,585	1,541	847
Book expenses not deductible for tax purposes					1,351	1,058	746
Stock-based compensation					65	270	464
Undistributed earnings of Canadian subsidiaries							(4,023)
Valuation allowance					(1,097)	(331)	382
Rate change					(2,565)	49	1,743
Other differences, net					(541)	9	1,043
Income tax expense	10,726	12,359	7,239	5,005	22,841	8,242	5,542
LAMAR MEDIA CORP [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at U.S. federal statutory rate					22,160	5,764	4,465
State and local income taxes, net of federal income tax benefit					3,601	1,557	865
Book expenses not deductible for tax purposes					1,351	1,058	746
Stock-based compensation					65	270	464
Undistributed earnings of Canadian subsidiaries							(4,023)
Valuation allowance					(1,094)	(354)	382
Rate change					(2,565)	49	1,743
Other differences, net					(541)	9	1,195
Income tax expense	10,761	12,391	7,317	5,079	22,977	8,353	5,838
Amortization of non-deductible goodwill							$ 1